Copley Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS — 107.75% Shares Fair Value
Communications — 25.33%
Alphabet, Inc., Class A 15,327 $ 5,458,405
Comcast Corp., Class A 159,293 3,816,660
Meta Platforms, Inc., Class A 9,874 5,496,954
Netflix, Inc.
(a)
74,089 5,312,922
TripAdvisor, Inc.
(a)
258,212 3,657,573
Verizon Communications, Inc. 45,160 2,113,940
Walt Disney Co. (The) 47,400 4,559,406
30,415,860
Consumer Discretionary — 5.45%
McDonald's Corp. 6,018 1,628,712
NIKE, Inc., Class B 61,513 2,565,707
RH
(a)
14,219 2,353,529
6,547,948
Consumer Staples — 3.77%
PepsiCo, Inc. 7,020 979,711
Philip Morris International, Inc. 14,773 2,818,984
Procter & Gamble Co. (The) 5,053 730,108
4,528,803
Energy — 8.02%
ConocoPhillips 9,747 1,174,319
Marathon Petroleum Corp. 19,486 6,166,734
Phillips 66 10,794 2,284,874
9,625,927
Financials — 34.16%
American Express Co. 13,195 4,436,819
American International Group, Inc. 56,607 4,448,178
Bank of America Corp. 99,174 6,143,829
Berkshire Hathaway, Inc., Class B
(a)
7,834 4,007,404
Goldman Sachs Group, Inc. (The) 5,481 5,581,741
JPMorgan Chase & Co. 14,827 5,215,990
Morgan Stanley 28,489 5,994,655
Wells Fargo & Co. 59,871 5,175,848
41,004,464
Health Care — 8.93%
AbbVie, Inc. 15,202 3,814,790
CVS Health Corp. 42,870 4,476,914
Pfizer, Inc. 97,394 2,435,824
10,727,528
Industrials — 7.62%
Boeing Co. (The)
(a)
7,105 1,535,675
CSX Corp. 58,324 2,939,530
RTX Corp. 21,740 4,678,882
9,154,087
Technology — 14.47%
Apple, Inc. 22,972 7,096,281
Microsoft Corp. 16,410 7,626,055

Copley Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
COMMON STOCKS — 107.75% - continued Shares Fair Value
Technology — 14.47% - continued
Oracle Corp. 20,453 $ 2,656,231
17,378,567
Total Common Stocks (Cost $79,197,886) 129,383,184
MONEY MARKET FUNDS - 3.14%
Federated Hermes Treasury Obligations Fund, Institutional
Shares, 3.54%
(b)
3,773,115 3,773,115
Total Money Market Funds (Cost $3,773,115) 3,773,115
Total Investments — 110.89% (Cost $82,971,001) 133,156,299
Liabilities in Excess of Other Assets — (10.89)% (13,073,955)
NET ASSETS — 100.00% $ 120,082,344
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.